Long Term Debt - Stanolind Revolving Credit Facility - Additional Information (Detail) (USD $)		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Revolving Credit Facility [Member] Stanolind [Member]	Sep. 09, 2010 Revolving Credit Facility [Member] Stanolind [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Amendment [Member] Stanolind [Member]
Debt Obligations [Line Items]
Revolving credit facility		$ 250,000,000	$ 50,000,000
.Line of credit facility, initial borrowing base	$ 1,145,000,000	$ 75,000,000		$ 97,000,000
Debt Instrument, maturity date		Jul. 13, 2017